Use of Estimates	9 Months Ended
Sep. 30, 2012
Use of Estimates [Abstract]
Use of Estimates
(4)	Use of Estimates

The preparation of financial statements, in accordance with GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. Actual results could differ from those estimates.